Assets Pledged as Collateral and Assets Held as Collateral (Tables)	12 Months Ended
Dec. 31, 2025
Assets Pledged as Collateral and Assets Held as Collateral [Abstract]
Summary of assets pledged as collateral
(a)	Assets pledged as collateral as of December 31, 2024 and 2025 are as follows:

	2024		2025	Reasons for collateral
Loans at amortized cost	~~W~~	119,699	—	Pledge for borrowing transaction
Securities:
Securities at FVTPL		14,837,334	12,402,270	Customer RP, etc.
Securities at FVOCI		10,223,916	13,435,175	Borrowings, Settlement security for Bank of Korea, Borrowed securities, etc.
Securities at amortized cost		1,464,788	21,845,620	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.

		26,526,038	47,683,065

Deposits at amortized cost		1,845,022	315,986	Borrowings, etc.
Property and Equipment (real estate)		5,515	3,474	Establishing the right to collateral security, etc.

	~~W~~	28,496,274	48,002,525

(*)
The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge
regardless of the Group’s default as of December 31, 2024 and 2025 are
~~W~~
13,579,738 million and
~~W~~
13,374,326 million, respectively.